LONG-TERM LOANS FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2014
LONG-TERM LOANS FROM BANKS [Abstract]
Schedule of Long-Term Debt From Banks
	As of December 31, 2014	As of December 31,2013

In U.S. Dollars, see also B and C below	$120,155	$150,155
In JPY, see also D below	73,647	10,954
Total long-term loans from banks-principal amount	193,802	161,109
Fair value adjustments	(24,026)	(22,370)
Total long-term loans from banks	169,776	138,739
Current maturities	(10,000)	(30,000)
	$159,776	$108,739